Segment Information - Schedule of Schedule of Balance Sheet as Total Assets, Including Assets of Discontinued Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Information [Line Items]
Revenue	$ 369,170,248		$ 369,170,248
Contract costs	347,054,830		347,054,830
Gross profit	22,115,418		22,115,418
Operating Expenses:
Selling, general, and administrative expenses	4,978,788	221,572	5,311,176	455,925	$ 2,364,934	$ 1,205,354
Total operating expenses	4,978,788	221,572	5,311,176	455,925	2,364,934	1,205,354
Operating income (loss)	17,136,630	(221,572)	16,804,242	(455,925)	(2,364,934)	(1,205,354)
Other income (expenses):
Interest income	268,216		268,216
Interest expense	(3,637,941)	(10,151)	(3,640,941)	(20,548)	(26,548)	(42,082)
Gain on settlement of accounts payable		4,000		4,000	4,000
Total other expenses	(3,369,725)	(6,151)	(3,372,725)	(16,548)	(22,548)	(42,082)
Income (loss) before provision for income taxes	13,766,905	(227,723)	13,431,517	(472,473)	(2,387,482)	(1,247,436)
Provision for income taxes	2,504,851		2,504,851
Net income (loss) from continuing operations	16,271,756	(227,723)	15,936,368	(472,473)	(2,387,482)	(1,247,436)
Expenditures for segment assets	26,116		26,116
Segment assets	333,799,520		333,799,520		337,937	47,659
Stock based compensation			14,180	69,586	1,264,173	139,173
Segment [Member]
Operating Expenses:
Total operating expenses					2,364,934	1,205,354
Other income (expenses):
Interest expense					26,548	42,082
Gain on settlement of accounts payable					(4,000)
Income (loss) before provision for income taxes					(2,387,482)	(1,247,436)
Net income (loss) from continuing operations					(2,387,482)	(1,247,436)
Segment assets						47,659
Advertising and promotion					500
Bank service charges					941	1,189
Office supplies					17,119	5,265
Payroll and related costs					433,796	469,048
Director compensation					100,000	100,000
Filing Fees					9,170
Travel expense					36,044	6,226
Professional Fees					389,546	226,897
Consulting expense					51,399	234,000
Taxes and Licenses					1,627	1,543
Stock based compensation					1,264,174	139,173
Insurance					46,158	19,013
Other Nonoperating Expense					22,548	42,082
Adjustments and reconciling items
Rent expense					14,000	3,000
Other Expenses					460
Green Energy [Member]
Segment Information [Line Items]
Revenue
Contract costs
Gross profit
Operating Expenses:
Selling, general, and administrative expenses	581,808	221,572	914,196	455,925
Total operating expenses	581,808	221,572	914,196	455,925
Operating income (loss)	(581,808)	(221,572)	(914,196)	(455,925)
Other income (expenses):
Interest income	4,266		4,266
Interest expense	(47,384)	(10,151)	(50,384)	(20,548)
Gain on settlement of accounts payable		4,000		4,000
Total other expenses	(43,118)	(6,151)	(46,118)	(16,548)
Income (loss) before provision for income taxes	(624,926)	(227,723)	(960,314)	(472,473)
Provision for income taxes	2,504,851		2,504,851
Net income (loss) from continuing operations	1,879,925	(227,723)	1,544,537	(472,473)
Expenditures for segment assets
Segment assets	4,651,702		4,651,702		337,937
Construction Management [Member]
Segment Information [Line Items]
Revenue	369,170,248		369,170,248
Contract costs	347,054,830		347,054,830
Gross profit	22,115,418		22,115,418
Operating Expenses:
Selling, general, and administrative expenses	4,396,980		4,396,980
Total operating expenses	4,396,980		4,396,980
Operating income (loss)	17,718,438		17,718,463
Other income (expenses):
Interest income	263,950		263,950
Interest expense	(3,590,557)		(3,590,557)
Gain on settlement of accounts payable
Total other expenses	(3,326,607)		(3,326,607)
Income (loss) before provision for income taxes	14,391,831		14,391,831
Provision for income taxes
Net income (loss) from continuing operations	14,391,831		14,391,831
Expenditures for segment assets	26,116		26,116
Segment assets	$ 329,147,818		$ 329,147,818